SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018

As of April 1, 2019, the 12b-1 fees paid by Class A shares of the funds listed below was lowered to 0.25% per annum.  Accordingly, the following changes apply to the prospectus:

1.	In the “The Funds Summary Section” for each of the following funds, the “Annual Fund Operating Expenses” table is deleted and replaced with the following:

First Investors Tax Exempt Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.11%	0.17%	0.11%	0.09%
Total Annual Fund Operating Expenses	0.96%	1.77%	0.71%	0.69%
Fee Waiver[3]	-0.05%	-0.05%	-0.05%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	1.72%	0.66%	0.64%
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.
3. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least June 1, 2019 to the extent that the Management Fees exceeds 0.55% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

First Investors Tax Exempt Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [2]	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.15%	0.17%	0.29%	0.15%
Total Annual Fund Operating Expenses	0.95%	1.72%	0.84%	0.70%
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the contractual management fee effective as of January 31, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors California Tax Exempt Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [2]	Class A	Advisor Class	Institutional Class
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.16%	0.12%	0.15%
Total Annual Fund Operating Expenses	0.91%	0.62%	0.65%
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the contractual management fee effective as of May 1, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors New Jersey Tax Exempt Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [2]	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.14%	0.20%	0.16%	0.15%
Total Annual Fund Operating Expenses	0.89%	1.70%	0.66%	0.65%
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.

2. The expense information in the table has been restated to reflect a decrease in the contractual management fee effective as of May 1, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors New York Tax Exempt Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [2]	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.11%	0.11%	0.11%	0.14%
Total Annual Fund Operating Expenses	0.86%	1.61%	0.61%	0.64%
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the contractual management fee effective as of May 1, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors Oregon Tax Exempt Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [2]	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.15%	0.41%	0.14%	0.18%
Total Annual Fund Operating Expenses	0.90%	1.91%	0.64%	0.68%
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the contractual management fee effective as of May 1, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

2.	In the “The Funds Summary Section” for each of the following funds, each table under the heading “Example” is deleted and replaced with the following:

First Investors Tax Exempt Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A shares	$489	$689	$905	$1,527
Class B shares	$575	$852	$1,155	$1,866
Advisor Class shares	$67	$222	$390	$878

Institutional Class shares	$65	$216	$379	$854

	1 Year	3 Years	5 Years	10 Years
Class B shares	$175	$552	$955	$1,866

First Investors Tax Exempt Opportunities Fund

	1 Year	3 Years	5 Years	10 Years
Class A shares	$493	$691	$904	$1,520
Class B shares	$575	$842	$1,133	$1,826
Advisor Class shares	$86	$268	$466	$1,037
Institutional Class shares	$72	$224	$390	$871

	1 Year	3 Years	5 Years	10 Years
Class B shares	$175	$542	$933	$1,826

First Investors California Tax Exempt Fund

	1 Year	3 Years	5 Years	10 Years
Class A shares	$489	$679	$884	$1,475
Advisor Class shares	$63	$199	$346	$774
Institutional Class shares	$66	$208	$362	$810

First Investors New Jersey Tax Exempt Fund

	1 Year	3 Years	5 Years	10 Years
Class A shares	$487	$672	$873	$1,452
Class B shares	$573	$836	$1,123	$1,793
Advisor Class shares	$67	$211	$368	$822
Institutional Class shares	$66	$208	$362	$810

	1 Year	3 Years	5 Years	10 Years
Class B shares	$173	$536	$923	$1,793

First Investors New York Tax Exempt Fund

	1 Year	3 Years	5 Years	10 Years
Class A shares	$484	$663	$858	$1,418
Class B shares	$564	$808	$1,076	$1,710
Advisor Class shares	$62	$195	$340	$762
Institutional Class shares	$65	$205	$357	$798

	1 Year	3 Years	5 Years	10 Years
Class B shares	$164	$508	$876	$1,710

First Investors Oregon Tax Exempt Fund

	1 Year	3 Years	5 Years	10 Years
Class A shares	$488	$676	$879	$1,464

Class B shares	$594	$900	$1,232	$1,969
Advisor Class shares	$65	$205	$357	$798
Institutional Class shares	$69	$218	$379	$847

	1 Year	3 Years	5 Years	10 Years
Class B shares	$194	$600	$1,032	$1,969

3.
In the “Shareholder Information Section” under the subheading “What are the Sales Charges” the third and fourth sentences  in the fifth paragraph on page 102 are deleted and replaced with the following:

The plans provide for payments at annual rates (based on average daily net assets) of up to 0.25% on Class A shares and 1.00% on Class B shares.

4.
In the “Shareholder Information Section” under the subsection “Are sales charge discounts and waivers available”, under the heading “B. “Sales Charge Waivers and Discounts”, the following is added as the  19th item  to the sequence under “Class A Shares May be Purchased Without a Sales Charge:”
19. Clients of financial intermediaries who have entered into an agreement with FFS, as distributor of the Funds and have been approved by FFS to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

5.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference
TEP419

SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2019

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2019

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018

1.
In Part II of each of the Statements of Additional Information (“SAI”) listed above, under the section “Distribution Plans” the fourth sentence in the first paragraph is deleted  and replaced with the following:

Under the Class A Plan, each applicable Fund compensates the Underwriter for certain expenses incurred in the distribution of that Fund’s shares and the servicing or maintenance of existing Fund shareholder accounts at an annualized rate of up to 0.25% of each Fund’s average daily net assets attributable to its Class A shares.

2.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference
IETS419